General	12 Months Ended
Dec. 31, 2018
General
General

Note 1 – General

A.	Reporting Entity

Nano Dimension Ltd. (the "Company") is an Israeli resident company incorporated in Israel. The address of the Company's registered office is 2 Ilan Ramon St., Ness Ziona, Israel. The consolidated financial statements of the Company as of December 31, 2018, comprise the Company and its subsidiaries in Israel, in the United States, and in Hong Kong (together referred to as the "Group"). The Company engages, by means of the subsidiary Nano Dimension Technologies Ltd. ("Nano–Technologies"), in the development of a three-dimensional ("3D") printer and nanotechnology based conductive and dielectric inks, which are supplementary products to the 3D printer. The Ordinary Shares of the Company are registered for trade on the Tel Aviv Stock Exchange. In addition, since March 2016, the Company's American Depositary Shares ("ADSs") have been trading on the Nasdaq Capital Market.

B.

Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company's future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Starting in the fourth quarter of 2017, the Group began to commercialize its products and has generated revenues, mainly from sales of its 3D printers. The Group's ability to generate revenue and achieve profitability depends on its ability to successfully commercialize its products.

Based on the projected cash flows, cash balance as of December 31, 2018, and the public offering in February 2019, management is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities, including the development, manufacturing and marketing of its products for a period of at least 12 months from the sign-off date of these consolidated financial statements. As a result, there is a substantial doubt about the Company's ability to continue as a going concern.

Management's plans include continuing commercialization of the Group's products and securing sufficient funding through the sale of additional equity securities. There are no assurances however, that the Group will be successful in obtaining the level of financing needed for its operations. If the Group is unsuccessful in commercializing its products and securing sufficient funding, it may need to reduce activities, curtail or even cease operations.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

C.	Definitions

In these financial statements –

The Group – the Company, Nano Dimension Technologies Ltd., and Nano Dimension IP Ltd., all of which are Israeli corporations, Nano Dimension USA Inc., a Delaware corporation, and Nano Dimension (HK) Limited, a Hong Kong corporation.

Related Party – Within its meaning in International Accounting Standards ("IAS") 24 (2009) Related Party Disclosures.

The Operating Cycle

The operating cycle period of the Group is 12 months.

D.	Reclassification

During 2018 the Group changed the Equity presentation in the Consolidated Statements of Financial Position. In order to simplify the presentation of the warrants and capital reserves for share based payments and from transactions with controlling shareholders, they were consolidated into the Share Premium section. This classification did not have any effect on the total comprehensive loss.

E.	Change in functional and presentation currency

During 2018, considering the Company's business developments, the significant increase in revenues from printer sales, the increase in the Company's marketing activities in the United States and its recent fundraisings in U.S. dollar, the Company's management determined that based on such events and conditions, beginning January 1, 2018, the functional currency of the Company changed to the U.S. dollar that is the currency that most faithfully represents the economic effect of its activity. Management further decided to change its presentation currency to the U.S. dollar and has applied this change retrospectively to the earliest period presented. The change in functional currency is accounted for prospectively from the date of change. The effects of changes in the foreign exchange rates have been applied retrospectively as if the U.S. dollar had always been the Company's presentation currency. Accordingly, comparative profit or loss figures have been translated into U.S. dollars using average exchange rates for the reporting periods. Comparative assets and liabilities figures have been translated into the presentation currency at the rate of exchange prevailing at the reporting date. Components of equity have been translated at the exchange rates prevailing at the dates of the relevant transactions. The exchange rate differences arising on translation have been recorded as a part of the equity as "presentation currency translation reserve."